TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the income tax expenses (benefit) for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Current income tax provision	$-	$253,489	$-
Deferred income tax provision	-	4,060	(4,331)
Total	$-	$257,549	$(4,331)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2017, 2016 and 2015 and the Company’s effective income tax expenses is as follows:

	Year ended	Year ended	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
(Loss) income before income taxes	$(745,660)	$1,007,110	(17,324)
Statutory EIT rate	25%	25%	25%
Income tax (benefit) expense computed at statutory EIT rate	(186,415)	251,778	(4,331)
Reconciling items:
Non-deductible expenses	57,401	5,771	-
Income tax (benefit) expense	(129,014)	257,549	(4,331)
Valuation allowance	129,014	-	-
Income tax expense (benefit)	$-	$257,549	(4,331)
Effective tax rate	-%	25.6%	25%